Revenue - Transition Disclosures, Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 8,728	$ 5,753	$ 11,872
Adjustments to reconcile net income to cash provided by operating activities:
Changes in operating assets and liabilities, net of acquisitions/divestitures	554
Net cash provided by operating activities	15,247	$ 16,724	$ 17,084
Accounting Standards Update 2014-09, Revenue from Contracts with Customers | Adjustments from Prior GAAP
Cash flows from operating activities
Net income	24
Adjustments to reconcile net income to cash provided by operating activities:
Changes in operating assets and liabilities, net of acquisitions/divestitures	(24)
Accounting Standards Update 2014-09, Revenue from Contracts with Customers | Adjusted Amounts under Prior GAAP
Cash flows from operating activities
Net income	8,704
Adjustments to reconcile net income to cash provided by operating activities:
Changes in operating assets and liabilities, net of acquisitions/divestitures	578
Net cash provided by operating activities	$ 15,247